RELATED-PARTY TRANSACTIONS (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts receivable	$ 0	$ 23
Hosting Service
Related Party Transaction [Line Items]
Revenue from customers and related parties	10,062	29,454	$ 16,973
Equipment Sales
Related Party Transaction [Line Items]
Revenue from customers and related parties	0	71,438	$ 109,859
Directors and Executives | Hosting Service
Related Party Transaction [Line Items]
Revenue from customers and related parties	10,100	29,500
Directors and Executives | Equipment Sales
Related Party Transaction [Line Items]
Revenue from customers and related parties	0	71,400
Accounts receivable	0	0
Certain Officers and Directors
Related Party Transaction [Line Items]
Related party transactions, reimbursement	$ 0	$ 1,900